CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Allowance for Expected Credit Losses (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 4,903	£ 4,042
Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 4,580	£ 3,842